Convertible Preferred Stock - 2023 Financing (Details) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Jul. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 shares	Oct. 31, 2022 shares
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares		118,268,175						118,268,175		116,151,167
Proceeds from exercise of Series B preferred stock warrants | $								$ 5,126	$ 117
B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Percentage of shares committed sold			40.00%
Aggregate purchase price | $			$ 2,932
B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Aggregate purchase price | $		$ 2,350	$ 250
Series A-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.96	$ 1.02				$ 1.02	$ 0.96
Exchange ratios		1.275	1.200				1.200	1.275
Series A-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.30	$ 0.32				$ 0.32	$ 0.30
Exchange ratios		1.290	1.209				1.209	1.290
Series A-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.33	$ 0.35				$ 0.35	$ 0.33
Exchange ratios		1.303	1.229				1.229	1.303
Series A-4 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.31	$ 0.33				$ 0.33	$ 0.31
Exchange ratios		1.277	1.200				1.200	1.277
Series A-5 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.33	$ 0.35				$ 0.35	$ 0.33
Exchange ratios		1.333	1.257				1.257	1.333
Series A-6 preferred stock
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares						2,391,000
Proceeds from exercise of Series B preferred stock warrants | $						$ 19
Series A-6 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.37	$ 0.40				$ 0.40	$ 0.37
Exchange ratios		1.351	1.250				1.250	1.351
Series B preferred stock
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares				11,714,000	11,714,000
Proceeds from exercise of Series B preferred stock warrants | $				$ 117	$ 117
Series B preferred stock | 2023 Financing
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares		450,000						450,000
Proceeds from exercise of Series B preferred stock warrants | $								$ 4
Conversion prices of the Company's preferred stock		$ 0.24	$ 0.25				$ 0.25	$ 0.24
Exchange ratios		1.250	1.200				1.200	1.250
Series B-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.27	$ 0.29				$ 0.29	$ 0.27
Exchange ratios		1.296	1.207				1.207	1.296
Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares		41,714,332						41,714,332
Number of shares sold | shares		10,428,583	8,396,207
Percentage of shares committed sold		49.70%
Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares		26,857,136						26,857,136
Number of shares sold | shares		6,714,284	714,285
Series B-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Aggregate purchase price | $		$ 3,650
Conversion prices of the Company's preferred stock		$ 0.35	$ 0.35				$ 0.35	$ 0.35
Exchange ratios		1	1				1	1
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares											83,961,992
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares			33,584,828				33,584,828
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares			2,857,140				2,857,140
Series B-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares	90,619,356	102,446,428						102,446,428
Proceeds from exercise of Series B preferred stock warrants | $	$ 4,500							$ 5,122
Conversion prices of the Company's preferred stock		$ 0.05	$ 0.05				$ 0.05	$ 0.05
Exchange ratios		1	1				1	1
Subsequent Events | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Number of closings effectuated | item			2
Subsequent Events | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Percentage of shares committed sold			40.00%
Aggregate purchase price | $			$ 2,939
Subsequent Events | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Percentage of shares committed sold			3.00%
Aggregate purchase price | $			$ 250
Subsequent Events | 2023 Financing
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants | $							$ 4,715
Subsequent Events | Series A-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 1.02				$ 1.02
Exchange ratios			1.200				1.200
Subsequent Events | Series A-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.32				$ 0.32
Exchange ratios			1.209				1.209
Subsequent Events | Series A-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.35				$ 0.35
Exchange ratios			1.229				1.229
Subsequent Events | Series A-4 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.33				$ 0.33
Exchange ratios			1.200				1.200
Subsequent Events | Series A-5 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.35				$ 0.35
Exchange ratios			1.257				1.257
Subsequent Events | Series A-6 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.40				$ 0.40
Exchange ratios			1.250				1.250
Subsequent Events | Series B preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.25				$ 0.25
Exchange ratios			1.200				1.200
Subsequent Events | Series B-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.29				$ 0.29
Exchange ratios			1.207				1.207
Subsequent Events | Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Number of shares sold | shares			8,396,207
Subsequent Events | Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Number of shares sold | shares			714,285
Subsequent Events | Series B-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.35				$ 0.35
Exchange ratios			1				1
Subsequent Events | Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares			2,857,140				2,857,140
Subsequent Events | Series B-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares			94,294,112				94,294,112
Conversion prices of the Company's preferred stock			$ 0.05				$ 0.05
Exchange ratios			1				1